Average Annual Total Returns - Class K - BlackRock Advantage SMID Cap Fund, Inc.	Feb. 28, 2021
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
10 Years	13.79%
Class K Shares
Average Annual Return:
1 Year	19.83%
5 Years	14.30%
10 Years	11.68%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	18.26%
5 Years	11.48%
10 Years	10.16%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.44%
5 Years	10.66%
10 Years	9.23%